Expense Example, No Redemption - FidelityHealthyFutureFund-AMCIZPRO - FidelityHealthyFutureFund-AMCIZPRO - Fidelity Healthy Future Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor Healthy Future Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 92
3 Years	590
5 Years	1,177
10 Years	2,771
Fidelity Advisor Healthy Future Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	634
5 Years	1,249
10 Years	2,911
Fidelity Advisor Healthy Future Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	1,110
5 Years	1,799
10 Years	3,630
Fidelity Advisor Healthy Future Fund - Class A
Expense Example, No Redemption:
1 Year	700
3 Years	1,246
5 Years	1,874
10 Years	3,556
Fidelity Advisor Healthy Future Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	936
5 Years	1,744
10 Years	$ 3,687